Average Annual Total Returns	18 Months Ended
Jun. 30, 2013
Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.56%
Five Years	4.28%
Ten Years	8.20%
Inception Date	May 23, 1991
Capital Growth Portfolio | Capital Growth Portfolio - Capital Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.47%
Five Years	3.88%
Ten Years	10.20%
Inception Date	Dec. 03, 2002
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.25%
Since Inception	9.62%
Inception Date	Oct. 19, 2011
Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.50%
Five Years	1.42%
Ten Years	8.46%
Inception Date	Feb. 08, 1999
Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.40%
Five Years	2.96%
Ten Years	7.92%
Inception Date	Jun. 07, 1993
Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.86%
Five Years	1.59%
Ten Years	7.01%
Inception Date	Apr. 29, 1991
Growth Portfolio | Growth Portfolio - Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.43%
Five Years	2.01%
Ten Years	6.47%
Inception Date	Jun. 07, 1993
High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.30%
Five Years	8.23%
Ten Years	7.88%
Inception Date	Jun. 03, 1996
International Portfolio | International Portfolio - International Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.14%
Five Years	(1.12%)
Ten Years	10.18%
Inception Date	Jun. 03, 1994
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.82%
Five Years	3.04%
Ten Years	9.94%
Inception Date	Feb. 09, 1999
Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.84%
Since Inception	11.92%
Inception Date	Oct. 19, 2011
Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.14%
Five Years	0.79%
Ten Years	1.95%
Inception Date	May 02, 1991
REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.46%
Five Years	5.77%
Ten Years	11.41%
Inception Date	Feb. 09, 1999
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.42%
Five Years	4.26%
Ten Years	4.01%
Inception Date	Feb. 08, 1999
Small Company Growth Portfolio | Small Company Growth Portfolio - Small Company Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.65%
Five Years	5.26%
Ten Years	9.83%
Inception Date	Jun. 03, 1996
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.02%
Five Years	5.86%
Ten Years	5.11%
Inception Date	Apr. 29, 1991
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.33%
Five Years	2.02%
Since Inception	7.48%
Inception Date	Jan. 08, 2003
MSCI EAFE Index | International Portfolio | International Portfolio - International Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Five Years	(3.69%)
Ten Years	8.21%
Standard & Poor's 500 Index | Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Capital Growth Portfolio | Capital Growth Portfolio - Capital Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Growth Portfolio | Growth Portfolio - Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Citigroup 3-Month U.S. Treasury Bill Index | Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.07%
Five Years	0.44%
Ten Years	1.69%
Barclays U.S. Aggregate Bond Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Ten Years	5.18%
Barclays U.S. Corporate High-Yield Bond Index | High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.81%
Five Years	10.34%
Ten Years	10.62%
Barclays U.S. 1-5 Year Credit Bond Index | Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.51%
Five Years	5.17%
Ten Years	4.57%
Russell 1000 Growth Index | Growth Portfolio | Growth Portfolio - Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.26%
Five Years	3.12%
Ten Years	7.52%
Russell 1000 Value Index | Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.51%
Five Years	0.59%
Ten Years	7.38%
REIT Spliced Index | REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.94%
Ten Years	11.63%
Russell 2500 Growth Index | Small Company Growth Portfolio | Small Company Growth Portfolio - Small Company Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.13%
Five Years	4.07%
Ten Years	10.55%
S&P MidCap 400 Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.88%
Five Years	5.15%
Ten Years	10.53%
Composite Stock Bond Index | Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.36%
Five Years	3.81%
Ten Years	6.82%
MSCI ACWI ex USA Index Gross | International Portfolio | International Portfolio - International Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.39%
Five Years	(2.44%)
Ten Years	10.22%
MSCI US REIT Index | REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.58%
Ten Years	11.58%
Variable Insurance Equity Income Funds Average | Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.86%
Five Years	0.96%
Ten Years	6.86%
Variable Insurance Money Market Funds Average | Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.48%
Ten Years	1.57%
Spliced Mid Cap Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	3.19%
Ten Years	10.01%
MSCI US Mid Cap 450 Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.04%
Five Years	3.19%
Ten Years	10.43%
Spliced Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.07%
Since Inception	7.52%
S&P Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.07%
FTSE High Dividend Yield Index | Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.75%
Five Years	2.60%
Ten Years	none
Spliced Equity Income Index | Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.75%
Five Years	2.60%
Ten Years	8.60%
Barclays U.S. Aggregate Float Adjusted Index | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Barclays U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Ten Years	none
Spliced Barclays U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Ten Years	5.20%
Spliced International Index | International Portfolio | International Portfolio - International Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.83%
Five Years	(4.05%)
Ten Years	8.01%
Conservative Allocation Composite Index | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.40%
Since Inception	9.68%
Moderate Allocation Composite Index | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.89%
Since Inception	11.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Since Inception	17.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index | REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Since Inception	7.64%
Variable Insurance Mixed-Asset Target Allocation Conservative Funds Average | Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.64%
Since Inception	8.98%
Variable Insurance Mixed-Asset Target Allocation Moderate Funds Average | Moderate Allocation Portfolio | Moderate Allocation Portfolio - Moderate Allocation Portfolio
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.12%
Since Inception	11.20%